Average Annual Total Returns - BlackRock High Yield Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.05%
5 Years	8.57%
10 Years	6.79%
Class A
Average Annual Return:
1 Year	7.76%
5 Years	8.32%
10 Years	6.91%
Class B
Average Annual Return:
1 Year	7.51%
5 Years	8.05%
10 Years	6.65%